Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Condensed Consolidated Balance Sheets [Abstract]
Accounts receivable, allowances	$ 1,000	$ 9,100	$ 1,500
Current portion of convertible debentures payable, discount	35,524	197,226	0
Convertible debentures payable, net of current portion, discount	$ 0	$ 8,842	$ 728,109
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,500,000	2,500,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	28,283,074	27,504,604	8,136,619
Common stock, shares outstanding	28,283,074	27,504,604	8,136,619